Consolidated Statements of Stockholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Consolidated Statements of Stockholders' Equity
Transaction costs	$ 47,888
Stock issuance costs	$ 4,511